PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2011
Cost:

Computers and peripheral equipment	$3,331	$3,845
Office furniture and equipment	518	601
Motor Vehicles	13	13
Leasehold improvements	397	456

	4,259	4,915
Accumulated depreciation	3,699	4,282

Depreciated cost	$560	$633